--------------------------------------------------------------------------------

  Alliance
  Government
  Reserves

                            Alliance Capital [LOGO](R)


  Annual Report
  June 30, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                                       Alliance Government Reserves
================================================================================

Principal
 Amount
 (000)      Security                         Yield                   Value
--------------------------------------------------------------------------------

            U.S. GOVERNMENT
            AGENCIES-84.2%
            FEDERAL HOME
            LOAN MORTGAGE
            CORP.-37.9%
$  160,000  7/13/99.................          4.78%         $  159,748,267
    94,000  8/23/99.................          4.79              93,348,188
    45,500  7/09/99.................          4.80              45,451,871
    91,000  8/10/99.................          4.80              90,522,756
    94,000  8/13/99.................          4.80              93,470,049
   102,500  8/20/99.................          4.80             101,828,055
    69,500  7/06/99.................          4.81              69,454,149
    94,000  9/13/99.................          4.81              93,089,924
    53,395  7/06/99.................          4.83              53,359,663
    46,000  7/09/99.................          4.83              45,951,444
    74,000  7/14/99.................          4.83              73,871,733
     8,500  7/16/99.................          4.83               8,483,142
    25,500  7/01/99.................          4.84              25,500,000
   100,000  9/10/99.................          4.84              99,065,167
    91,406  7/09/99.................          4.85              91,309,211
    41,500  8/06/99.................          4.85              41,302,668
    70,000  10/01/99................          4.86              69,152,067
    90,500  7/09/99.................          4.87              90,402,260
   140,000  9/02/99.................          4.97             138,789,700
   100,000  9/15/99.................          5.03              98,950,778
   100,000  9/16/99.................          5.03              98,936,972
    30,000  7/23/99.................          5.05              29,907,783
    89,000  8/03/99.................          5.06              88,588,820
    18,000  9/17/99.................          5.07              17,804,610
    42,500  9/23/99.................          5.08              42,002,183
    35,000  9/10/99.................          5.09              34,652,790
    66,500  9/10/99.................          5.12              65,835,055
    30,000  9/09/99.................          5.13              29,703,667
   128,000  9/23/99.................          5.13             126,485,760
                                                            --------------
                                                             2,116,968,732
                                                            --------------
            FEDERAL HOME
            LOAN BANK-19.2%
    25,000  4.75%, 7/13/99..........          4.87              24,960,417
    18,000  4.82%, 8/12/99 FRN......          5.33              17,989,519
    36,000  4.95%, 2/17/00..........          5.07              35,973,571
    57,500  4.95%, 2/18/00..........          5.07              57,457,604
   154,000  5.00%, 2/10/00..........          5.00             153,997,238
    10,000  5.02%, 3/03/00..........          5.03               9,997,900
    20,000  5.03%, 7/23/99..........          5.05              19,938,522
    30,000  5.03%, 2/25/00..........          5.00              29,990,767
    35,000  5.05%, 3/03/00..........          5.15              34,995,799
    64,000  5.05%, 3/03/00..........          5.05              64,000,000
    96,400  5.10%, 3/03/00..........          5.17              96,366,412
    91,000  5.10%, 5/17/00..........          5.17              90,947,325
    41,000  5.14%, 3/17/00..........          5.12              41,000,000
    91,000  5.15%, 5/19/00..........          5.25              90,931,737
    91,000  5.16%, 3/08/00..........          5.23              90,953,195
   120,000  5.30%, 8/18/99 FRN......          5.35             119,992,110
    91,100  5.41%, 6/14/00..........          5.45              91,068,206
                                                            --------------
                                                             1,070,560,322
                                                            --------------
            STUDENT LOAN
            MARKETING
            ASSOCIATION-15.6%
    84,000  5.48%, 2/14/00 FRN......          5.54              83,969,178
   140,000  5.50%, 12/03/99 FRN.....          5.54             139,976,219
   184,000  5.51%, 2/04/00 FRN......          5.59             183,978,493
   189,000  5.53%, 11/24/99 FRN.....          5.56             188,977,320
    84,000  5.57%, 9/30/99 FRN......          5.57              84,000,000
   189,000  5.58%, 11/09/99 FRN.....          5.61             188,959,979
                                                            --------------
                                                               869,861,189
                                                            --------------
            FEDERAL NATIONAL
            MORTGAGE
            ASSOCIATION-11.1%
    18,000  4.32%, 9/22/99 FRN......          5.17              17,966,600
    29,237  4.74%, 9/22/99..........          4.85              28,917,488
    27,700  4.76%, 7/30/99..........          4.84              27,593,786
    99,500  4.76%, 9/17/99..........          4.88              98,473,823
   176,000  5.00%, 7/20/99..........          5.04             175,535,556
    90,200  5.00%, 5/05/00 MTN......          5.10              90,111,663
    40,000  5.01%, 9/22/99..........          5.07              39,537,967
    50,000  5.03%, 7/20/99..........          5.04              49,867,264
    63,900  5.04%, 4/06/00 MTN......          5.10              63,863,092
    31,000  5.09%, 12/08/99.........          5.21              30,298,711
                                                            --------------
                                                               622,165,950
                                                            --------------
            FEDERAL FARM
            CREDIT BANK-0.4%
     6,000  4.87%, 9/01/99..........          4.98               5,998,556
    14,000  5.43%, 8/02/99 MTN......          4.96              14,004,172
                                                            --------------
                                                                20,002,728
                                                            --------------
            Total U.S. Government
            Agencies
            (amortized cost
            $4,699,558,921).........                         4,699,558,921
                                                            --------------

STATEMENT OF NET ASSETS (continued)                 Alliance Government Reserves
================================================================================

Principal
 Amount
 (000)      Security                         Yield                   Value
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENTS-17.2%
            ABN Amro
$  245,000  4.90%, dated 6/30/99,
            due 7/01/99 in the
            amount of $245,033,347
            (cost $245,000,000;
            collateralized by
            $100,000,000 FHLMC,
            6.18%, 6/14/02,
            value $99,742,725,
            $100,000,000 FFCB 31331H,
            4.77%, 8/02/99,
            value $100,695,628 and
            $49,987,000 FMC
            Discount Note, 9/09/99,
            value $49,404,214)......          4.90%         $  245,000,000
            Lehman Brothers, Inc.
    50,000  5.00%, dated 6/30/99,
            due 7/01/99 in the
            amount of $50,006,944
            (cost $50,000,000;
            collateralized by
            $58,447,000 FNMA 15 Year
            8.00%, 3/01/11,
            value $26,537,561 and
            $26,099,363 FHLMC
            Gold PC 15 Year,
            6.00%, 5/01/14,
            value $25,035,475)......          5.00              50,000,000
            Paine Webber, Inc.
   245,000  5.02%, dated 6/30/99,
            due 7/08/99 in the
            amount of $245,273,311
            (cost $245,000,000;
            collateralized by
            $20,931,993 GNMA I 780947,
            value $23,661,174,
            $40,000,000 GNMA I 780886,
            value $37,913,361,
            $18,889,426 FHLMC C25626,
            value $18,651,844,
            $28,239,000 FNMA 190635,
            value $15,055,165,
            $30,000,000 FNMA 313819,
            value $23,660,594,
            $30,000,000 FNMA 413213,
            value $27,950,982,
            $18,748,000 GNMA I 780886,
            value $14,338,833,
            $50,000,000 FNMA 313294,
            value $31,897,294,
            $50,000,000 FNMA 252571,
            value $50,000,000 and
            $49,993,974 FNMA 303295,
            value $13,360,300) (a)..          5.02             245,000,000
            Paribas Corp.
   100,000  5.00%, dated 6/30/99,
            due 7/01/99 in the
            amount of $100,013,889
            (cost $100,000,000;
            collateralized by
            $50,000,000 FFCB,
            4.875%, 9/01/99,
            value $50,147,747 and
            $51,855,000 FHLB,
            5.48%, 6/21/00,
            value $51,837,647)......          5.00             100,000,000
            Prudential Securities, Inc.
   245,000  4.95%, dated 6/30/99,
            due 7/07/99 in the
            amount of $245,033,688
            (cost $245,000,000;
            collateralized by
            $44,705,000 FNMA 323436,
            6.00%, 11/01/28
            value $40,834,053,
            $99,487,938 FNMA 323362,
            6.00%, 11/01/28,
            value $90,840,049,
            $135,938,292 FNMA 323549,
            7.50%, 10/01/28,
            value $119,721,736 and
            $49,704,000 FNMA 323461,
            7.50%, 10/01/13,
            value $38,983,143)......          4.95             245,000,000
            State Street Bank &
            Trust Co.
    20,000  4.65%, dated 6/30/99,
            due 7/01/99 in the
            amount of $20,002,583
            (cost $20,000,000;
            collateralized by
            $20,275,000
            U.S. Treasury Note,
            5.00%, 2/28/01,
            value $20,402,003)......          4.65              20,000,000

                                                    Alliance Government Reserves
================================================================================

Principal
 Amount
 (000)      Security                         Yield                   Value
--------------------------------------------------------------------------------

            State Street Bank &
            Trust Co.
$   55,100  4.80%, dated 6/30/99,
            due 7/01/99 in the
            amount of $55,107,347
            (cost $55,100,000;
            collateralized by
            $55,855,000
            U.S. Treasury Note,
            5.00%, 2/28/01,
            value $56,204,876)......          4.80%         $   55,100,000
                                                            --------------

            Total Repurchase
            Agreements
            (amortized cost
            $960,100,000)...........                           960,100,000
                                                            --------------

            TOTAL INVESTMENTS-101.4%
            (amortized cost
            $5,659,658,921).........                         5,659,658,921
            Other assets less
            liabilities-(1.4%)......                           (76,593,224)
                                                            --------------

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            5,583,900,617 shares
            outstanding)............                         5,583,065,697
                                                            ==============

--------------------------------------------------------------------------------

(a)   Repurchase agreements which are terminable within 7 days.

      Glossary of Terms:

      FRN   Floating Rate Note
      FFCB  Federal Farm Credit Bank
      FHLMC Federal Home Loan Mortgage Corporation
      FNMA  Federal National Mortgage Association
      GNMA  Government National Mortgage Association
      MTN   Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999                            Alliance Government Reserves
================================================================================

INVESTMENT INCOME
   Interest ..................................................                    $  296,475,357
EXPENSES
   Advisory fee (Note B) .....................................   $   26,712,495
   Distribution assistance and administrative service (Note C)       24,783,052
   Transfer agency (Note B) ..................................        4,835,345
   Registration fees .........................................          747,902
   Printing ..................................................          598,094
   Custodian fees ............................................          488,926
   Audit and legal fees ......................................          107,193
   Trustees' fees ............................................           13,897
   Miscellaneous .............................................           86,994
                                                                 --------------
   Total expenses ............................................       58,373,898
   Less: expense reimbursement ...............................       (1,123,076)
                                                                 --------------
   Net expenses ..............................................                        57,250,822
                                                                                   --------------
   Net investment income .....................................                       239,224,535
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ..............                            33,882
                                                                                   --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                    $  239,258,417
                                                                                  ==============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                    Year Ended       Year Ended
                                                                  June 30, 1999     June 30, 1998
                                                                 --------------    --------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .....................................   $  239,224,535     $198,248,141
   Net realized gain on investment transactions ..............           33,882            2,080
                                                                 --------------    --------------
   Net increase in net assets from operations ................      239,258,417      198,250,221
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .....................................     (239,224,535)   (198,248,141)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .....................................      674,320,941    1,146,223,601
                                                                 --------------    --------------
   Total increase ............................................      674,354,823    1,146,225,681
NET ASSETS
   Beginning of year .........................................    4,908,710,874    3,762,485,193
                                                                 --------------    --------------
   End of year ...............................................   $5,583,065,697   $4,908,710,874
                                                                 ==============   ==============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                                       Alliance Government Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $1,123,076.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,828,098 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $8,024 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS (continued)           Alliance Government Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $14,312,497. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $10,470,555 of which $169,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999 the Port folio had a capital loss carryforward of $834,920, of which $46,271 expires in 2001, $236,674 expires in 2002 and $551,975 expires in the year 2003.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 1999, capital paid-in aggregated $5,583,900,617. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended            Year Ended
                                                    June 30,              June 30,
                                                      1999                 1998
                                                  -------------       --------------
Shares sold ...............................       5,844,469,091       13,439,392,768
Shares issued on reinvestments of dividends         239,224,535          198,248,141
Shares redeemed ...........................      (5,409,372,685)     (12,491,417,308)
                                                  -------------       --------------
Net increase ..............................         674,320,941        1,146,223,601
                                                  =============       ==============

FINANCIAL HIGHLIGHTS                                Alliance Government Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                                Year Ended June 30,
                                                        -----------------------------------------------------------------
                                                          1999           1998           1997        1996           1995
                                                        --------       --------       --------    --------       --------
Net asset value, beginning of year ...................  $   1.00       $   1.00       $   1.00    $   1.00       $   1.00
                                                        --------       --------       --------    --------       --------
Income from Investment Operations
Net investment income ................................     .0419(a)       .0463(a)       .0443       .0461(a)       .0439(a)
                                                        --------       --------       --------    --------       --------

Less: Dividends
Dividends from net investment income .................    (.0419)        (.0463)        (.0443)     (.0461)        (.0439)
                                                        --------       --------       --------    --------       --------
Net asset value, end of year .........................  $   1.00       $   1.00       $   1.00    $   1.00       $   1.00
                                                        ========       ========       ========    ========       ========

Total Return
Total investment return based on net asset value (b) .      4.27%          4.74%          4.53%       4.72%          4.48%

Ratios/Supplemental Data
Net assets, end of year (in millions) ................  $  5,583       $  4,909       $  3,762    $  3,205       $  2,514
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .......      1.00%          1.00%          1.00%       1.00%          1.00%
   Expenses, before waivers and reimbursements .......      1.02%          1.01%          1.00%       1.01%          1.05%
   Net investment income .............................      4.18%(a)       4.63%(a)       4.44%       4.60%(a)       4.42%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

Independent Auditor's Report                        Alliance Government Reserves
================================================================================

To the Board of Trustees and Shareholders
Alliance Government Reserves Portfolio

We have audited the accompanying statement of net assets of Alliance Government Reserves Portfolio as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Government Reserves Portfolio as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999


8
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

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

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

                                                               -----------------
                                                                   BULK RATE
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 New York, NY
                                                                Permit No. 7131
                                                               -----------------

Alliance Government Reserves

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Government Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 2 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513
-------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AGRAR699